Submission	Dec. 09, 2025
Submission [Line Items]
Central Index Key	0000889609
Registrant Name	Consumer Portfolio Services, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A